Stockholders' Equity - Additional Information (Details) - USD ($)					1 Months Ended				2 Months Ended	3 Months Ended	4 Months Ended	6 Months Ended		15 Months Ended
	Sep. 01, 2026	Jun. 30, 2026	Jun. 10, 2026	Mar. 18, 2026	Aug. 31, 2026	Jul. 31, 2026	Jun. 30, 2026	Jan. 31, 2026	Aug. 10, 2026	Jun. 30, 2025	Dec. 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Aug. 31, 2026	Jun. 09, 2026	Mar. 17, 2026	Feb. 18, 2026	Dec. 31, 2024
Class of Stock [Line Items]
Convertible preferred stock, net proceeds												$ 3,472,095
Initial offering period												March 18, 2026
Convertible preferred stock, outstanding		0					0				3,661,083	0
Convertible preferred stock, carrying value											$ 19,013,673
Convertible preferred stock, pre-funded warrant issued upon conversion		1,799,970					1,799,970					1,799,970
Net loss										$ (900,000)			$ (900,000)
Net proceeds after deducting underwriting discounts, commissions and offering costs												$ 16,015,000
Common stock, shares authorized		200,000,000					200,000,000				25,000,000	200,000,000						25,000,000
Common stock, shares issued		11,608,117					11,608,117				1,410,975	11,608,117						1,410,975
Common stock, shares outstanding		11,284,769					11,284,769				911,255	11,284,769						558,511
Nominal exercise price		$ 3.3334					$ 3.3334					$ 3.3334
Class of warrant or right, number of securities called by each warrant or right		1					1					1
Common stock purchase warrants outstanding		2,999,950					2,999,950					2,999,950
Subsequent Event
Class of Stock [Line Items]
Shares sold	0				12,250				642,484					654,734
Aggregate gross proceeds					$ 400,000				$ 26,800,000					$ 27,200,000
Common stock, shares authorized																	25,000,000
Purchase Agreement | Subsequent Event
Class of Stock [Line Items]
Aggregate gross proceeds						$ 4,600,000
Purchase Agreement | Lucid Capital Markets LLC
Class of Stock [Line Items]
Shares issued, price per share															$ 60.32
Percentage of volume weighted average price			98.00%
Common stock, Discount on shares			$ 2
Beneficial ownership percentage			4.99%
Common stock outstanding shares percentage			19.99%
Payment of commitment fee			$ 0
Commitment shares issued			0
Shares sold							313,996
Aggregate gross proceeds		$ 8,800,000					$ 13,500,000
Net loss												$ (300,000)
Derivative asset		$ 100,000					$ 100,000					$ 100,000
Initial Public Offering
Class of Stock [Line Items]
Shares issued, price per share				$ 5
Shares sold				3,450,000
Issuance of common stock under initial public offering				3,450,000
Net proceeds after deducting underwriting discounts, commissions and offering costs				$ 15,000,000
Gross proceeds from issuance initial public offering				17,300,000
Underwriting discounts and commissions				1,000,000
Offering costs				$ 1,200,000
Maximum | Purchase Agreement | Lucid Capital Markets LLC
Class of Stock [Line Items]
Legal fee			$ 100,000
Issuance of common stock under initial public offering			3,000,000
Aggregate gross proceeds			$ 181,000,000
Series A-1 Convertible Preferred Stock
Class of Stock [Line Items]
Temporary equity / Convertible preferred stock, issued								558,116			1,933,605	558,116
Shares issued, price per share		$ 6.2711					$ 6.2711	$ 6.2711			$ 6.2711	$ 6.2711
Convertible preferred stock, net proceeds											$ 12,000,000
Issuance costs											$ 100,000
Convertible preferred stock, gross proceeds								$ 3,500,000				$ 3,500,000
Percentage of outstanding common stock owned												4.99%
Series A Convertible Preferred Stock
Class of Stock [Line Items]
Temporary equity / Convertible preferred stock, issued								558,116
Shares issued, price per share								$ 6.2711
Convertible preferred stock, gross proceeds								$ 3,500,000
Convertible preferred stock, outstanding				4,219,199
Convertible preferred stock, carrying value																$ 22,500,000
Convertible preferred stock, common stock issued upon conversion				6,137,634
Convertible preferred stock, pre-funded warrant issued upon conversion		1,799,970		1,799,970			1,799,970					1,799,970
Nominal exercise price		$ 0.01					$ 0.01					$ 0.01
Class of warrant or right, number of securities called by each warrant or right		1					1					1
Series A Convertible Preferred Stock | Subsequent Event
Class of Stock [Line Items]
Temporary equity / Convertible preferred stock, issued								558,116
Shares issued, price per share								$ 6.2711
Convertible preferred stock, gross proceeds								$ 3,500,000